Net Investment In Direct Financing Leases (Components Of Net Investment In Direct Financing Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Total minimum lease payments to be received	$ 277,732	$ 298,924
Estimated residual values of leased property (unguaranteed)	292	292
Unamortized initial direct costs	1,444	1,621
Less unearned income	(127,531)	(143,415)
Net investment in direct financing leases	151,937	157,422
Less current portion (included in other current assets)	(5,978)	(5,519)
Long-term portion of net investment in direct financing leases	$ 145,959	$ 151,903